Income Taxes - Schedules (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2013		May 31, 2012		May 31, 2011
Components of loss before income taxes [Abstract]
Domestic	$ (747.4)		$ (796.1)		$ (238.2)
Foreign	6.3		205.3		(826.4)
Loss before income taxes	(741.1)	[1]	(590.8)	[1]	(1,064.6)	[1]
Current:
Federal	13.7		(9.5)		(13.3)
State	6.8		3.0		11.1
Foreign	35.5		42.6		53.9
Sub-total	56.0		36.1		51.7
Deferred:
Federal	(169.3)		(83.6)		(43.1)
State	11.9		(0.9)		(51.2)
Foreign	(16.3)		(83.6)		(172.2)
Sub-total	(173.7)		(168.1)		(266.5)
Total income tax benefit	(117.7)		(132.0)		(214.8)
Reconciliation of statutory federal income tax rate to effective tax rate [Abstract]
U.S. statutory income tax rate	(35.00%)		(35.00%)		(35.00%)
State taxes, net of federal deduction	(1.80%)		(0.50%)		(0.60%)
Effect of foreign taxes	(1.60%)		(1.10%)		(2.80%)
Change in liability for uncertain tax positions	2.60%		(3.70%)		1.70%
Goodwill impairment	22.40%		17.30%		13.90%
Change in tax laws and rates	2.00%		(2.60%)		(4.40%)
Tax on foreign earnings, net of foreign tax credits	(5.90%)		8.90%		0.50%
Other	1.40%		(5.60%)		6.50%
Effective tax rate	(15.90%)		(22.30%)		(20.20%)
Deferred income tax assets:
Accounts receivable	14.1		22.5
Inventories	68.8		62.8
Accrued expenses	85.7		48.9
Tax benefit of net operating losses, tax credits and other carryforwards	106.3		74.9
Future benefit of uncertain tax positions	13.0		12.1
Stock-based compensation	55.7		39.1
Unrealized mark-to-mark and currency gains and losses	33.9		29.0
Other	11.5		0.7
Deferred income tax assets	389.0		290.0
Less: Valuation allowance
Less: Valuation allowance	(68.8)		(45.7)
Total deferred income tax assets	320.2		244.3
Deferred income tax liabilities:
Property, plant, equipment and Intangibles	(1,316.2)		(1,390.4)
Unremitted foreign earnings	(4.4)		(36.6)
Other	(9.5)		(22.6)
Total deferred income tax liabilities	(1,330.1)		(1,449.6)
Total net deferred income tax liabilities	(1,009.9)		(1,205.3)
Reconciliation of beginning and ending amount of unrecognized tax benefits [Roll Forward]
Unrecognized tax benefits, beginning of period	63.0		90.9		73.8
Addition based on tax positions related to the current year	14.1		10.9		20.0
Addition (reduction) for tax positions of prior periods	1.3		(14.8)		5.2
Reduction related to settlements with tax authorities	0		(0.1)		0
Reduction related to lapse of statute of limitations	0		(23.9)		(8.1)
Unrecognized tax benefits, end of period	$ 78.4		$ 63.0		$ 90.9

[1]	Certain amounts have been reclassified to conform to the current presentation. See Note 1 to the consolidated financial statements for a description of the reclassification.